UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 445 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Senior Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 31, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     62

Form13F Information Table Value Total:     $1,271,088 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 88579Y101    44935   657803 SH       SOLE                   464632            193171
ABB Ltd- Spon ADR           COM                 000375204    15030   774755 SH       SOLE                   538080            236675
Accenture Ltd.              COM                 G1150G111    28361   746331 SH       SOLE                   515968            230363
Agilent Technologies Inc.   COM                 00846u101    31478  1061283 SH       SOLE                   743290            317993
Agilent Technologies Inc.   COM                 00846u101     4360   147000 SH       DEFINED 01             147000
Allegheny Technologies Inc  COM                 01741R102    12443   421085 SH       SOLE                   293980            127105
Allegheny Technologies Inc  COM                 01741R102     1625    55000 SH       DEFINED 01              55000
Apache Corporation          COM                 037411105    28746   275666 SH       SOLE                   199797             75869
Baker Hughes Inc.           COM                 057224107    18863   311577 SH       SOLE                   216024             95553
Baker Hughes Inc.           COM                 057224107     6054   100000 SH       DEFINED 01             100000
Bank of America Corp.       COM                 060505104     5250   150000 SH       DEFINED 01             150000
Bank of America Corp.       COM                 060505104    29862   853213 SH       SOLE                   605421            247792
Baxter International Inc.   COM                 071813109    21585   328896 SH       SOLE                   233655             95241
Cameron International Corp. COM                 13342B105    59185  1535671 SH       SOLE                  1039906            495765
Cameron International Corp. COM                 13342B105    15416   400000 SH       DEFINED 01             400000
Cardinal Health Inc.        COM                 14149Y108    40156   814849 SH       SOLE                   566980            247869
Carnival Corp.              COM                 143658300    25558   722985 SH       SOLE                   502430            220555
Carnival Corp.              COM                 143658300     5302   150000 SH       DEFINED 01             150000
CB Richard Ellis Group Inc. COM                 12497T101    22383  1674105 SH       SOLE                  1166345            507760
Cigna Corp                  COM                 125509109    57135  1681417 SH       SOLE                  1170546            510871
Cigna Corp                  COM                 125509109     5607   165000 SH       DEFINED 01             165000
Citigroup Inc.              COM                 172967101    22840  1113614 SH       SOLE                   785490            328124
Coventry Health Care Inc.   COM                 222862104     6510   200000 SH       DEFINED 01             200000
Coventry Health Care Inc.   COM                 222862104      163     5000 SH       SOLE                     5000
CVS/Caremark Corp.          COM                 126650100    42865  1273470 SH       SOLE                   880865            392605
CVS/Caremark Corp.          COM                 126650100     3366   100000 SH       DEFINED 01             100000
Eaton Corp.                 COM                 278058102    23187   412734 SH       SOLE                   284191            128543
Eaton Corp.                 COM                 278058102     5618   100000 SH       DEFINED 01             100000
Goldman Sachs Group Inc.    COM                 38141G104    46211   361023 SH       SOLE                   244343            116680
Harris Corp.                COM                 413875105    25231   546124 SH       SOLE                   379456            166668
Harris Corp.                COM                 413875105     6930   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103     6936   150000 SH       DEFINED 01             150000
Hewlett-Packard Company     COM                 428236103    52737  1140502 SH       SOLE                   803074            337428
Ingersoll Rand Company - A  COM                 G4776G101     6234   200000 SH       DEFINED 01             200000
Kinetic Concepts Inc.       COM                 49460W208    19678   688270 SH       SOLE                   481140            207130
Kinetic Concepts Inc.       COM                 49460W208     5003   175000 SH       DEFINED 01             175000
Laboratory Corp of America  COM                 50540R409      486     7000 SH       SOLE                     7000
Macy's Inc.                 COM                 55616p104    18932  1052972 SH       SOLE                   732398            320574
MEMC Electronics Materials, COM                 552715104     2119    75000 SH       DEFINED 01              75000
Microsoft Corp.             COM                 594918104    25708   963201 SH       SOLE                   672442            290759
Mueller Water Products, Inc.COM                 624758207       86    13219 SH       SOLE                    13219
Nike Inc. Cl B              COM                 654106103    62473   933824 SH       SOLE                   646314            287510
Nokia Corp-Spon ADR         COM                 654902204    24373  1306877 SH       SOLE                   918339            388538
Oaktree Captial Group LLC   COM                 674001102     4162   150000 SH       DEFINED 01             150000
Quest Diagnostics           COM                 74834L100     5157    99800 SH       DEFINED 01              99800
Quest Diagnostics           COM                 74834L100    42279   818260 SH       SOLE                   567875            250385
RWE AG- ADR                 COM                 74975E303    25046   262412 SH       SOLE                   184292             78120
Schlumberger Ltd.           COM                 806857108    38705   495648 SH       SOLE                   344733            150915
Starwood Hotels & Resorts   COM                 85590a401     5645   200600 SH       SOLE                   139295             61305
Terex Corp.                 COM                 880779103    13813   452595 SH       SOLE                   314395            138200
Textron Inc.                COM                 883203101    24866   849260 SH       SOLE                   593405            255855
Textron Inc.                COM                 883203101     8807   300799 SH       DEFINED 01             300799
Union Pacific Corp.         COM                 907818108    22768   319950 SH       SOLE                   221890             98060
United Parcel Service Inc.  COM                 911312106    27376   435301 SH       SOLE                   303665            131636
United Technologies Corp.   COM                 913017109    28408   472996 SH       SOLE                   328681            144315
USG Corp.                   COM                 903293405    21083   823561 SH       SOLE                   571245            252316
USG Corp.                   COM                 903293405     4547   177600 SH       DEFINED 01             177600
WABCO Holdings Inc.         COM                 92927K102    27142   763712 SH       SOLE                   532209            231503
WABCO Holdings Inc.         COM                 92927K102     3064    86200 SH       DEFINED 01              86200
Wells Fargo & Co.           COM                 949746101    31845   848532 SH       SOLE                   581005            267527
Whirlpool Inc.              COM                 963320106    26481   333976 SH       SOLE                   232276            101700
XTO Energy Inc.             COM                 98385x106    22874   491700 SH       SOLE                   342190            149510